Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 20 – RELATED PARTY BALANCES AND TRANSACTIONS

Due from related parties

As of June 30, 2026, the Company had receivable balances of $2,248,910 and $2,219,971 from Fuzhou Jiajiale Household Services Co., Ltd. and Putian Youyou Housekeeping Co., Ltd., which included temporary loans and accrued interests. These loans are unsecured and repayable on demand, bearing interest at 3% per annum. For the year ended June 30, 2026, the Company transferred $2,146,568 and $2,146,568 to the two related party entities for temporary lending.

As of June 30, 2026 and 2025, the Company had receivable balances of Nil and $150,876 from Mr. Jianying Lin, one of the major shareholders of the Company’s subsidiary Chuangying. For the year ended June 30, 2026, the Company collected $154,562 from Mr. Lin. For the year ended June 30, 2025, the Company transferred $224,839 to Mr. Lin for temporary lending and collected $73,963 from Mr. Lin. These temporary loans are non-interest-bearing, unsecured and repayable on demand.

For the year ended June 30, 2024, the Company collected $4,295,120 from E-Home Group Limited, a company controlled by Mr. Wenshan Xie, one of the major shareholders and Chief Executive Officer of the Company. The collection represented repayment of temporary loans the Company transferred to E-Home Group Limited of $4,295,120 during the year ended June 30, 2023. These loans were non-interest-bearing, unsecured and repayable on demand.

Due to related parties

As of June 30, 2026 and 2025, the Company had payable balances of $2,346,329 and $2,409,951 to Mr. Wenshan Xie, one of the major shareholders and Chief Executive Officer of the Company, for temporary working capital needs, respectively. For the years ended June 30, 2026, 2025 and 2024, Mr. Xie made payments of $333,891, $720,835 and $1,509,350 for temporary working capital needs of the Company, respectively. For the years ended June 30, 2026, 2025 and 2024, the Company repaid $408,873, $128,186 and $141,055 to Mr. Xie, respectively.

As of June 30, 2026 and 2025, the Company had payable balances of $93,090 and $90,000 to Ms. Zhaodi Zeng, the wife of Mr. Wenshan Xie, respectively. For the years ended June 30, 2026, 2025 and 2024, Ms. Zeng made payments of $3,012, Nil and $90,000 for temporary working capital needs of the Company, respectively.

As of June 30, 2026, the Company had payable balances of $25,113, $16,276 and $3,524 to Mr. Guihui Lin, Putian Youyou Housekeeping Co., Ltd. and Ms. Chunming Xie, respectively. For the year ended June 30, 2026, Mr. Guihui Lin, Putian Youyou Housekeeping Co., Ltd. and Ms. Chunming Xie made payments of $24,477, $15,864 and $3,435 for temporary working capital needs of the Company, respectively.

All amounts due to related parties are non-interest-bearing, unsecured and repayable on demand.

Shares issued to directors

On January 9, 2024, the Company granted 340,000 ordinary shares (5 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024, May 30, 2025 and March 30, 2026) to Mr. Xie as compensation under its share incentive plan at a fair value of $213,520.